Financial Instruments with Off-Statement of Financial Condition Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off Statement of Financial Condition Risk [Abstract]
Financial Instruments with Off-Statement of Financial Condition Risk
Note 14.	Financial Instruments with Off-Statement of Financial Condition Risk

The Bank is a party to financial instruments with off-statement of financial condition risk in the normal course of business to meet the financing needs of its customers.  These financial instruments consist primarily of commitments to extend credit.  Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statement of financial condition.  The contract or notional amounts of those instruments reflect the extent of involvement the Bank has in particular classes of financial instruments.

The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-statement of financial condition instruments.

A summary of the contract amount of the Bank's exposure to off-statement of financial condition risk for commitments to extend credit is as follows:

	Contract or Notional Amount
	December 31,
	2011	2010

Home equity lines	$14,197,903	$13,513,957
Other	7,719,211	2,142,750

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts above do not necessarily represent future cash requirements.  The Bank evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Bank, upon extension of credit, is based on management's credit evaluation of the counterparty.  Collateral held varies but normally includes real estate and personal property.

The Bank has committed to purchase $1,500,000 of pro rata loan participation ownership interests from the Neighborhood Finance Corporation (NFC).  NFC is a non-profit organization with a mission to provide lending programs and related services to help revitalize targeted low-to-moderate income neighborhoods in Polk County, Iowa.  At December 31, 2011 and 2010, the remaining commitment was $423,953 and $798,105, respectively.

The Bank is a limited partner in two low income housing tax credit partnerships and has committed to a total investment of $865,861 in the partnerships.  At December 31, 2011 and 2010, the remaining commitment was $413,158 and $476,223, respectively.

Contingencies:  In the normal course of business, the Company is involved in various legal proceedings.  In the opinion of management, any liability resulting from such proceedings would not have a material adverse effect on the consolidated financial statements.